Note 14 Loans and advances maturing in more than one year by interest rate fixed and floating (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	€ 129,042	€ 132,300	€ 132,814
Foreign security	121,314	106,465	107,895
Total loans and advances maturing in more than one year	250,356	238,765	240,710
Fixed interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	59,394	56,756	46,104
Foreign security	67,874	62,228	66,444
Total loans and advances maturing in more than one year	127,269	118,984	112,548
Floating interest rate [member]
Loans and advances maturing in more than one year by interest rate [Line Items]
National security	69,647	75,544	86,710
Foreign security	53,440	44,237	41,452
Total loans and advances maturing in more than one year	€ 123,087	€ 119,781	€ 128,162